Hartford Multifactor Emerging Markets ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	118 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Hartford Multifactor Emerging Markets Equity Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.92%	5.19%	4.94%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	1.70%		3.34%
Hartford Multifactor Emerging Markets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.39%	3.41%		1.96%
Hartford Multifactor Emerging Markets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.20%	3.41%		2.09%
Hartford Multifactor Emerging Markets ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	4.31%		2.65%

[1]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.